March 5, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Attention: Filing - Rule 497(j)

RE:	Dreyfus Premier Fixed Income Funds
-Dreyfus Premier Core Bond Fund
1933 Act File No. 33-7172
1940 Act File No. 811-4748
CIK No. 0000797073

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 40 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2008.

      Please address any comments or questions to the attention of the undersigned at (212) 922-6785.

Very truly yours,

/s/ Gina Gomes
Gina Gomes